Bank Notes Payable (Details Textual 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Industrial and Commercial Bank of China [Member]
Bank Notes Payable (Textual))
Bank notes payable, description	Due various dates from January 26, 2020 to June 20, 2020	Due May 5, 2019
ABC [Member]
Bank Notes Payable (Textual))
Bank notes payable, description		Due various dates from January 4, 2019 to June 27, 2019